Prepaid Expenses and Other Current Assets, Net (Details)			12 Months Ended
	Sep. 01, 2025 CNY (¥)	Sep. 01, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2022 CNY (¥)
Prepaid Expenses and Other Current Assets, Net [Line Items]
Prepaid amount								¥ 3,600,000
Amount of agreed to invest						¥ 4,500,000
Percentage of interest of expenses						13.50%
Loans to expecs			¥ 4,610,000		¥ 4,000,000		$ 655,873	¥ 5,000,000
Purchase consideration	¥ 26,800,000	$ 3,800,000
Provision for credit losses					576,726	¥ 3,845,273
Allowance for credit losses			4,421,999		333,725	8,761,236	629,126
Collected lease amount			2,049,020	$ 291,518
Outstanding balance			¥ 4,663,040				$ 663,419
Exceeding shareholding percentage			5.00%	5.00%
Recognized recoveries of credit losses			¥ 4,656,999	$ 662,560
Written off			9,824	1,397		¥ 25,493
Expecs [Member]
Prepaid Expenses and Other Current Assets, Net [Line Items]
Remaining amount interest			¥ 3,500,000	$ 497,951